SCHEDULE OF LOSS (INCOME) FROM CONTINUING OPERATIONS, BEFORE TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total loss before taxes on income	$ 681	$ 2,510
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Total loss before taxes on income	(164)	(65)
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Total loss before taxes on income	$ 845	$ 2,575